Financial Instruments - Summary of Funding Facilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Total facility	₨ 571,900	$ 8,784	₨ 490,585
Drawn	464,857	7,140	385,255
Un drawn	₨ 107,043	$ 1,644	₨ 105,330